Organization	12 Months Ended
Dec. 31, 2015
Organization [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Organization

America First Multifamily Investors, L.P. was formed on April 2, 1998, under the Delaware Revised Uniform Limited Partnership Act for the purpose of acquiring, holding, selling and otherwise dealing with a portfolio of mortgage revenue bonds which have been issued to provide construction and/or permanent financing for affordable multifamily and student housing (collectively “Residential Properties”) and commercial properties. America First Multifamily Investors, L.P. expects and believes the interest earned on these bonds is excludable from gross income for federal income tax purposes. As a result, most of the income earned by the America First Multifamily Investors, L.P. is exempt from federal income taxes. The general partner is America First Capital Associates Limited Partnership Two (“AFCA 2” or “General Partner”). The affairs of America First Multifamily Investors, L.P. and the conduct of its business are governed by the America First Multifamily Investors, L.P. First Amended and Restated Agreement of Limited Partnership dated September 15, 2015 (the “Amended and Restated LP Agreement”).